FINANCIAL INSTRUMENTS (Narrative) (Details) $ in Thousands, kr in Millions	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021	Jun. 30, 2022 NOK (kr)	Dec. 31, 2021 USD ($)	Aug. 27, 2021 USD ($)
Derivative [Line Items]
Debt securities, available-for-sale	$ 6,315			$ 9,680
Loans to related parties - associated companies, long-term	45,000			45,000
Financial guarantee [Member]
Derivative [Line Items]
Amount guaranteed by Ship Finance					$ 83,000
Financial guarantee [Member] | SFL Hercules Ltd. (“SFL Hercules”)
Derivative [Line Items]
Cash contribution					5,000
Financial guarantee [Member] | Seadrill
Derivative [Line Items]
Accounts payable					$ 3,000
SFL Hercules Ltd. (“SFL Hercules”) | Financial guarantee [Member]
Derivative [Line Items]
Amount guaranteed by Ship Finance	83,000
River Box Holding Inc. ("River Box")
Derivative [Line Items]
Loans to related parties - associated companies, long-term	$ 45,000			45,000
Seadrill | Sales revenue, net | Customer concentration risk
Derivative [Line Items]
Concentration risk, percentage	10.00%	5.00%
Associated companies | Net income | Customer concentration risk
Derivative [Line Items]
Concentration risk, percentage		1.00%
4.875% senior unsecured convertible notes due 2023
Derivative [Line Items]
Senior unsecured convertible notes interest rate (in percentage)	4.875%		4.875%
NOK700 million senior unsecured floating rate bonds due 2023
Derivative [Line Items]
Principal debt amount | kr			kr 700
NOK700 million senior unsecured floating rate bonds due 2024
Derivative [Line Items]
Principal debt amount | kr			700
NOK600 million senior unsecured floating rate bonds due 2025
Derivative [Line Items]
Principal debt amount | kr			kr 600
7.25% senior unsecured sustainability-linked bonds due 2026
Derivative [Line Items]
Senior unsecured convertible notes interest rate (in percentage)	7.25%		7.25%
Interest rate swaps
Derivative [Line Items]
Derivative, notional amount	$ 600,000			$ 700,000